Related party transactions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel

The aggregate compensation made to Directors and other members of key management personnel of the Group is set out below

	Year Ended June 30,
(in U.S. dollars)	2019	2018
Short-term employee benefits	2,723,902	2,577,166
Long-term employee benefits	12,074	5,648
Post-employment benefits	45,878	66,539
Share based payments	297,423	(60,858)
	3,079,277	2,588,495